Note 17 - Accounts Payable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
17.	Accounts payable

Accounts payable consist of:

	December 31,
	2014	2015
Amount due to customers of Hong Kong brokerage business	$7,982,827	$2,388,638
Amount due to sales agents	583,367	1,722,827
Amount due to noncontrolling shareholders	876,911	910,864
Others	409,386	471,399
	$9,852,491	$5,493,728